Statutory Reserves - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Statutory Reserves [Abstract]
Statutory accounting practices, statutory capital and surplus rate on after tax profits	10.00%
Statutory accounting practices, statutory capital and surplus rate on registered capital	50.00%